Maturities of Long-term Debt Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Oct. 28, 2012	Jan. 29, 2012		Jan. 30, 2011
Long Term Debt Maturities Repayments Of Principal [Line Items]
2012		$ 82
2013		10
2014		3,550
2015		1,820
Total	$ 6,915	$ 5,462	[1]	$ 5,249	[1]

[1]	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities in the accompanying Consolidated Balance Sheets.